UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               	   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   11/11/11
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion a rereported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              15
Form 13F Information Table Value Total:            $ 120,030
List of Other Included Managers:                     None



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	FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	PUT/ 	INVSTMT    OTHER           VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP		(x$1000) PRN AMT  	PRN 	CALL 	DSCRETN   MANAGERS      SOLE    SHARED    NONE
ALLOT COMMUNICATIONS LTD	COMM	M0854Q105	6,695 	686,624 	SH		Sole			686,624
ATMI INC			COMM	00207R101	7,435 	470,000 	SH		Sole			470,000
CALIX NETWORKS INC		COMM	13100M509	2,535 	325,000 	SH		Sole			325,000
CASCADE MICROTECH INC		COMM	147322101	4,076 	1,122,774 	SH		Sole			1,122,774
CERAGON NETWORKS LTD		COMM	M22013102	8,015 	839,300 	SH		Sole			839,300
CHART INDUSTRIES INC		COMM	16115Q308	9,069 	215,000 	SH		Sole			215,000
DYCOM INDUSTRIES INC		COMM	267475101	16,919 	1,105,800 	SH		Sole			1,105,800
HIGHER ONE			COMM	42983D104	8,949 	550,000 	SH		Sole			550,000
IMAX CORP			COMM	45245E109	8,924 	616,300 	SH		Sole			616,300
IPASS INC			COMM	46261V108	4,247 	3,453,147 	SH		Sole			3,453,147
MINDSPEED TECHNOLOGIES INC	COMM	602682205	5,820 	1,119,200 	SH		Sole			1,119,200
NOVA MEASURING INSTRUMENTS	COMM	M7516K103	7,487 	1,394,300 	SH		Sole			1,394,300
SILICON MOTION TECHNOL-ADR	ADRS	82706C108	18,212 	1,575,400 	SH		Sole			1,575,400
TELECOMMUNICATION SYSTEMS-A	COMM	87929J103	6,296 	1,825,000 	SH		Sole			1,825,000
TOWERSTREAM CORP		COMM	892000100	5,351 	2,090,400 	SH		Sole			2,090,400


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